Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Financial assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency exchange contracts	$—	$1,912	$—	$1,912
Interest rate cap contracts	—	3,922	—	3,922
Liabilities
Foreign currency exchange contracts	—	(1,110)	—	(1,110)
Interest rate swap agreements	—	(7)	—	(7)
Contingent consideration	—	—	(10,612)	(10,612)
Temporary Equity
Redeemable noncontrolling interest	—	—	(151,978)	(151,978)

	Fair Value Measurements as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency exchange contracts	$—	$1,122	$—	$1,122
Liabilities
Foreign currency exchange contracts	—	(1,360)	—	(1,360)
Interest rate swap agreements	—	(131)	—	(131)
Contingent consideration	—	—	(2,531)	(2,531)
Temporary Equity
Redeemable noncontrolling interest	—	—	(45,755)	(45,755)

Schedule of Fair Value of Contingent Consideration
The following table provides a roll-forward of the fair value of contingent consideration for the years ended December 31, 2017, 2016 and 2015 (in thousands):

Amount
Balance at December 31, 2014	$—
Issuance of contingent consideration in connection with acquisition	10,587
Change in fair value of contingent consideration	132
Effect of foreign currency translation	(316)
Balance at December 31, 2015	10,403
Change in fair value of contingent consideration	(7,602)
Effect of foreign currency translation	(270)
Balance at December 31, 2016	2,531
Issuance of contingent consideration in connection with acquisition	10,808
Change in fair value of contingent consideration	(2,465)
Payment of contingent consideration	(781)
Effect of foreign currency translation	519
Balance at December 31, 2017	$10,612

Change in Redeemable Noncontrolling Interests
The components of the change in the redeemable noncontrolling interest for the years ended December 31, 2017, 2016 and 2015 are presented in the following table (in thousands):

Amount
Balance at December 31, 2014	$28,885
Addition to redeemable noncontrolling interest	9,409
Net income attributable to redeemable noncontrolling interest	1,371
Adjustment of the redeemable noncontrolling interest to fair value	2,349
Effect of foreign currency translation attributable to redeemable noncontrolling interest	(3,390)
Balance at December 31, 2015	38,624
Addition to redeemable noncontrolling interest	826
Redemption of redeemable noncontrolling interest	(3,562)
Net loss attributable to redeemable noncontrolling interest	(47,831)
Adjustment of the redeemable noncontrolling interest to fair value	74,194
Effect of foreign currency translation attributable to redeemable noncontrolling interest	(16,496)
Balance at December 31, 2016	45,755
Addition to redeemable noncontrolling interest	277
Net loss attributable to redeemable noncontrolling interest	(4,905)
Adjustment of the redeemable noncontrolling interest to fair value	108,296
Effect of foreign currency translation attributable to redeemable noncontrolling interest	2,555
Balance at December 31, 2017	$151,978